Allowance for Doubtful Accounts (Tables)	12 Months Ended
Dec. 31, 2015
Allowance for Doubtful Accounts [Abstract]
Allowance for doubtful accounts

Description	Balance at beginning of year	Additions charged to costs and expenses	Charges to other accounts - Acquisitions	Deductions / Other movements	Foreign exchange differences	Balance at end of year
	(millions)
Year Ended December 31, 2015
Allowance for doubtful accounts	$12	$5	$11	$(7)	$1	$22
Year Ended December 31, 2014
Allowance for doubtful accounts	$13	$4	$—	$(6)	$1	$12
Year Ended December 31, 2013
Allowance for doubtful accounts	$14	$3	$—	$(4)	$—	$13